Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	1 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Jun. 01, 2026	Apr. 15, 2026	Dec. 31, 2025
Schedule of Prepaid Expenses and Other Current Assets, Net [Line Items]
Due from third party					$ 210,000
Allowance for credit losses
Software Development Agreements [Member]
Schedule of Prepaid Expenses and Other Current Assets, Net [Line Items]
Contract price			$ 1,100,000
Related Party [Member]
Schedule of Prepaid Expenses and Other Current Assets, Net [Line Items]
Due from third party		210,000
ELEFUN Group Co [Member] | Software Development Agreements [Member]
Schedule of Prepaid Expenses and Other Current Assets, Net [Line Items]
Prepaid expense		2,000,000
Contract price				$ 3,000,000
Project development fee	$ 2,000,000
Snow Leopard HK Limited [Member]
Schedule of Prepaid Expenses and Other Current Assets, Net [Line Items]
Contract price			400,000
Snow Leopard HK Limited [Member] | Software Development Agreements [Member]
Schedule of Prepaid Expenses and Other Current Assets, Net [Line Items]
Contract price		$ 1,100,000	$ 1,500,000